Financial Instruments	6 Months Ended
Jun. 30, 2014
Investments, All Other Investments [Abstract]
Financial Instruments
2.	Financial Instruments

a)	Fair Value Measurements

For a description of how the Partnership estimates fair value and for a description of the fair value hierarchy levels, see Note 2 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2013. The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at a fair value on a recurring basis.

			June 30, 2014		December 31, 2013
	Fair Value Hierarchy Level		Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1		620,058	620,058	636,779	636,779
Derivative instruments (note 10)
Interest rate swap agreements – assets	Level 2		121,520	121,520	81,119	81,119
Interest rate swap agreements – liabilities	Level 2		(246,412)	(246,412)	(200,762)	(200,762)
Cross currency swap agreements	Level 2		(22,018)	(22,018)	(18,236)	(18,236)
Other derivative	Level 3		1,576	1,576	6,344	6,344
Other:
Advances to equity accounted joint ventures (note 6b)		(i)	85,469	(i)	85,135	(i)
Advances to joint venture partner (note 6a)		(ii)	—	—	14,364	(ii)
Long-term receivable included in other assets	Level 2		16,452	16,452	—	—
Long-term debt – public (note 7)	Level 1		(260,880)	(275,881)	(263,534)	(274,240)
Long-term debt – non-public (note 7)	Level 2		(1,543,575)	(1,473,247)	(1,513,973)	(1,409,252)

(i)

The advances to equity accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

(ii)

The Partnership owns a 99% interest in Teekay Tangguh Borrower LLC (or Teekay Tangguh), which owns a 70% interest in Teekay BLT Corporation (or the Teekay Tangguh Joint Venture), essentially giving the Partnership a 69% interest in the Teekay Tangguh Joint Venture. The advances from the Teekay Tangguh Joint Venture to the joint venture partner together with the joint venture partner’s equity investment in the Teekay Tangguh Joint Venture form the net aggregate carrying value of the joint venture partner’s interest in the Teekay Tangguh Joint Venture in these consolidated financial statements. The fair value of the individual components of such aggregate interest was not determinable as at December 31, 2013.

Changes in fair value during the six months ended June 30, 2014 and 2013 for the Partnership’s other derivative asset, the Toledo Spirit time-charter derivative, which is described below and is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), are as follows:

	Six Months Ended June 30,
	2014	2013
	$	$
Fair value at beginning of period	6,344	1,100
Realized and unrealized (losses) gains included in earnings	(3,224)	2,777
Settlements	(1,544)	23

Fair value at end of period	1,576	3,900

The Partnership’s Suezmax tanker, the Toledo Spirit, operates pursuant to a time-charter contract that increases or decreases the otherwise fixed-hire rate established in the charter depending on the spot charter rates that the Partnership would have earned had it traded the vessel in the spot tanker market. The time-charter contract ends in August 2025, although the charterer has the right to terminate the time-charter in July 2018. In order to reduce the variability of its revenue under the Toledo Spirit time-charter, the Partnership entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The estimated fair value of this other derivative is based in part upon the Partnership’s projection of future spot market tanker rates, which has been derived from current spot market tanker rates and long-term historical average rates as well as an estimated discount rate. The estimated fair value of this other derivative as of June 30, 2014 is based upon an average daily tanker rate of $23,788 (June 30, 2013 – $22,241) over the remaining duration of the charter contract and a discount rate of 8.4% (June 30, 2013 – 8.8%). In developing and evaluating this estimate, the Partnership considers the current tanker market fundamentals as well as the short and long-term outlook. A higher or lower average daily tanker rate would result in a higher or lower fair value liability or a lower or higher fair value asset. A higher or lower discount rate would result in a lower or higher fair value asset or liability.

b)	Financing Receivables

The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis.

Class of Financing Receivable	Credit Quality Indicator	Grade	June 30, 2014 $	December 31, 2013 $
Direct financing leases	Payment activity	Performing	694,581	699,695
Other receivables:
Long-term receivable and accrued revenue included in other assets	Payment activity	Performing	28,597	8,095
Advances to equity accounted joint ventures (note 6b)	Other internal metrics	Performing	85,469	85,135
Advances to joint venture partner (note 6a)	Other internal metrics	Settled	—	14,364

			808,647	807,289